Income Tax - Summary of Tax Loss Carryforwards (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2021
Date of expiration	2025
Argentina [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount	$ 82,601
Tax loss carryforwards at the expected recovery date [member] | Argentina [member] | 2020 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2016
Date of expiration	2021
Jurisdiction	Argentina
Amount	$ 466
Tax loss carryforwards at the expected recovery date [member] | Argentina [member] | 2021 Expiration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2017
Date of expiration	2022
Jurisdiction	Argentina
Amount	$ 499
Tax loss carryforwards at the expected recovery date [member] | Argentina [member] | 2022 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2018
Date of expiration	2023
Jurisdiction	Argentina
Amount	$ 24,190
Tax loss carryforwards at the expected recovery date [member] | Argentina [member] | 2023 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2019
Date of expiration	2024
Jurisdiction	Argentina
Amount	$ 21,948
Tax loss carryforwards at the expected recovery date [member] | Argentina [member] | 2024 expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Date of the initial maturity	2020
Date of expiration	2025
Jurisdiction	Argentina
Amount	$ 35,498